THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Income Opportunities Fund

(the “Fund”)

Supplement dated February 8, 2023

to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Sean D. Usechek now serves as a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows.

1.	The following is hereby added to the “Portfolio Managers” section of the Summary Prospectus and the corresponding section of the Prospectus:

Sean D. Usechek, Portfolio Manager and Senior Investment Research Analyst, has managed the Fund since 2023.

2.	The following is hereby added to the “Portfolio Managers” section of the Prospectus:

Sean D. Usechek, Portfolio Manager and Senior Investment Research Analyst, is a co-manager of the CIBC Atlas Income Opportunities Fund. Mr. Usechek has been associated with the Adviser and/or its affiliates since 2007. Prior to 2007, Mr. Usechek was a financial analyst with Lockheed Martin. Mr. Usechek has been in the financial services industry for more than 15 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-009-0100

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Income Opportunities Fund

(the “Fund”)

Supplement dated February 8, 2023

to the Fund’s Statement of Additional Information (“SAI”)

dated March 1, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Sean D. Usechek now serves as a portfolio manager of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows.

1.	The following is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in “The Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares Owned[1]
Sean Usechek*	None

*	Valuation date is January 31, 2023.

2.	The following is hereby added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)
Sean Usechek*	0	$0	0	$0	78	$152.3

*	Valuation date is January 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-010-0100

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